Filed pursuant to Rule 497(e)
Registration Nos. 33-47508/811-06653

Supplement to
The Jensen Quality Growth Fund Inc.
Statement of Additional Information (“SAI”) dated September 30, 2018

February 21, 2019

E Thomas L. Thomsen, Jr., a member of the board of directors of The Jensen Quality Growth Fund Inc. (the “Fund”), retired from service as a director on January 16, 2019.

Accordingly, all references to Mr. Thomsen in the SAI are hereby removed.

Any portion of the Fund’s Statement of Additional Information not specifically addressed in this supplement remains unchanged.

Please retain this supplement for future reference.